Business combinations	6 Months Ended
Mar. 31, 2022
Business combinations
Business combinations

Note 3 – Business combinations

During the six months ended March 31, 2022, the Company completed two acquisitions. These acquisitions are expected to strengthen the Company’s business expansion and to generate synergy with the Company’s organic business. The results of the acquired entities’ operations have been included in the Company’s consolidated financial statements since their respective dates of acquisition. The Company completed the valuation necessary to assess the fair value of the acquired assets and liabilities, resulting from which the amounts of goodwill were determined and recognized as of the respective acquisition dates.

Goodwill arising from the business combinations, which are not tax deductible, are mainly attributable to synergies expected to be achieved from the acquisitions. Pro forma financial information of the acquirees is not presented as the effects of the acquisitions on the Company’s consolidated financial statements were not material.

(a)Acquisition of Jiangxi Xiangbo

On September 27, 2021, Farmmi Supply Chain entered into an acquisition agreement with Ganzhou Tengguang Agriculture and Forestry Development Co., Ltd., a third party, to acquire all the shares of Jiangxi Xiangbo for a total price of RMB70 million ($11 million) based on the Company’s strategy to expand its forest related business. The acquisition closed on October 25, 2021 when the Company obtained 100% of its equity interest.

The allocation of the purchase price as of the date of acquisition is summarized as follows:

	For the six months ended March 31,
	2022	2022
	RMB	$
Net tangible assets (i)	75,528,400	11,914,312
Goodwill	(5,528,400)	(872,084)
Total fair value of purchase price allocation	70,000,000	11,042,228

Consideration	70,000,000	11,042,228

(i)Net tangible assets consisted of forestry of RMB75.5 million ($11.9 million) as of the date of acquisition.

The purchase price allocation for the acquisition was based on a valuation determined by the Company with the assistance of an independent third-party valuation firm.

(b)Acquisition of Guoning Zhonghao

On September 27, 2021, the Company acquired Guoning Zhonghao from Ningbo Guoning Zhonghao Technology Co., Ltd. and Jianxin Huang for a total consideration of RMB5,000 ($789). The acquisition closed on November 22, 2021 when the Company obtained control of 100% Guoning Zhonghao equity interest.

Note 3 – Business combinations (continued)

The allocation of the purchase price as of the date of acquisition is summarized as follows:

	For the six months ended March 31,
	2022	2022
	RMB	$
Net tangible liabilities (i)	(15,219)	(2,401)
Goodwill	(20,219)	(3,189)
Total fair value of purchase price allocation	5,000	788

Consideration	5,000	788

(i)	Net tangible liabilities primarily included cash of RMB9,941 ($1,568), other current assets of RMB840 ($133) and other current liabilities of RMB26,000 ($4,101) as of the date of acquisition.